Rights of Use	12 Months Ended
Dec. 31, 2020
Rights of Use [Abstract]
Rights of Use	Rights of use
The movement of rights of use in 2020 and 2019 is as follows:

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2020
Rights of use on land and natural properties	1,514	580	(481)	(197)	(581)	(73)	762
Rights of use on buildings	3,793	957	(760)	(121)	(435)	(615)	2,819
Rights of use on plant and machinery	1,434	342	(299)	(51)	(153)	(35)	1,238
Other rights of use	198	37	(62)	(5)	—	(5)	163
Total of rights of use	6,939	1,916	(1,602)	(374)	(1,169)	(728)	4,982
(1) Total additions of rights of use in 2020 amounted to 2,014 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period. Additions of rights of use are detailed in Note 4.

2019
Millions of euros	Balance at 12/31/2018	First application IFRS 16 (Note 2)	Additions (1)	Amorti-zation	Disposals	Exclusion of companies	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2019
Rights of use on land and natural properties	—	1,622	334	(385)	(61)	(6)	(3)	13	1,514
Rights of use on buildings	—	4,361	697	(904)	(136)	(109)	(123)	7	3,793
Rights of use on plant and machinery	—	1,676	206	(373)	(70)	(6)	(7)	8	1,434
Other rights of use	—	211	47	(59)	(2)	—	(1)	2	198
Total of rights of use	—	7,870	1,284	(1,721)	(269)	(121)	(134)	30	6,939
(1) Total additions of rights of use in 2019 amounted to 1,292 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period. Additions of rights of use are detailed in Note 4.
"Transfers and others" in 2020 includes the reclassification of rights of use of Telefónica United Kingdom and the divisions of telecommunications towers of Telxius amounting to 645 million euros and 555 million euros, respectively, to "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
"Transfers and others" in 2019 included the transfer to "Non-current assets and disposal groups held for sale" of the rights of use of Telefónica de Costa Rica amounting to 127 million euros (see Note 30).
“Exclusion of companies” in 2019 corresponded to the sales of Telefonía Celular de Nicaragua and Telefónica Móviles Panamá amounting to 74 and 47 million euros, respectively.

The result of the translation to euros of rights of use by the companies of the Group in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 3.a) are shown in the column "Translation differences and hyperinflation adjustments".

In 2020, there was an increase in amortization of rights of use amounting to 110 million euros, due to the reduction in the useful lives of certain rights of use of Telefónica México as a result of the transformation of the operating model (see Note 2) announced in November 2019 (13 million euros in 2019).

The gross cost and accumulated depreciation of the rights of use at December 31, 2020 and 2019 are as follows:

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,326	(564)	762
Rights of use on buildings	4,107	(1,288)	2,819
Rights of use on plant and machinery	1,740	(502)	1,238
Other rights of use	309	(146)	163
Total of rights of use	7,482	(2,500)	4,982

Balance at December 31, 2019
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,890	(376)	1,514
Rights of use on buildings	4,722	(929)	3,793
Rights of use on plant and machinery	1,822	(388)	1,434
Other rights of use	305	(107)	198
Total of rights of use	8,739	(1,800)	6,939
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2020 and 2019 are as follows:

Millions of euros	2020	2019
Short-term leases included in operating results as supplies	47	115
Variable lease payments not included in the measurement of leases liabilities	15	—
Total expenses as supplies	62	115
Short-term leases included in external services	60	108
Leases of low-value assets included in external services	7	13
Variable lease payments not included in the measurement of leases liabilities	22	2
Total expenses as external services (Note 26)	89	123
Total lease expenses	151	238